STOCKHOLDERS EQUITY (Details Narrative) - USD ($)					1 Months Ended						3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	May 14, 2021	May 13, 2021	May 10, 2021	Jun. 13, 2017	Aug. 31, 2021	Jul. 31, 2021	May 21, 2021	Apr. 22, 2021	Jan. 31, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2016	Jun. 30, 2021	Jun. 30, 2020	Jan. 31, 2022	Oct. 28, 2021	May 31, 2020
Price per share									$ 2.6715				$ 0.75
Decrease in authorized shares														315,000,000		615,000,000	315,000,000
Common stock, shares outstanding										15,454,623	43,659,616			43,659,616			39,496,588	15,454,623
Common stock, shares issued										15,464,623	43,659,616			43,659,616			39,496,588	15,464,623
Common stock, shares authorized										300,000,000	300,000,000			300,000,000			300,000,000	300,000,000
Common stock, shares par value										$ 0.001	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized										15,000,000	15,000,000			15,000,000			15,000,000	15,000,000
Unvested warrants expense																	$ 1,048,000
Common stock shares issued upon conversion of debt and equity													1,733,334		1,733,334
Shares issuable upon conversion of stock																	18,158,768
Convertible promissory note													$ 1,300,000	$ 0	$ 156,000			$ 1,300,000
Reverse stock split desciption										Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement
Preferred stock, shares par value										$ 0.01	$ 0.01			$ 0.01			$ 0.01	$ 0.01
Class of warrants or rights outstanding											8,296,408		8,341,333	8,296,408
Class of warrants or rights outstanding, intrinsic value											$ 12,158,467		$ 11,023,795	$ 12,158,467
Restricted shares held in escrow									2,666,667
Public offering common stock and warrants								5,783,133									5,783,133
Aggregate gross proceeds from public offering								$ 24,000,000									$ 20,702,000	$ 0
Net proceeds of public offering								$ 20,702,000
Issuance of common stock																		660,000
Issuance of common stock related to stock payable														104,000	0		1,300,000	$ 443,000
Cancellations of common stock																		416,667
Stock payable																	$ 1,210,000
Common stock shares issued																	452,929	1,733,334
Public offering price								$ 4.15									$ 4.15
Warrants exercised						650,000
Warrants, outstanding																			25,000
cash											5,982,000			$ 5,982,000			$ 9,628,000
Unamortized deferred compensation balance unvested shares														2,885,204			9,318,000
Interest expense														$ 3,000	0		$ 0	$ 29,000
Professional Fees											$ 300,000	$ 350,000		$ 868,000	$ 1,138,000		$ 1,332,000	$ 1,028,000
Number of Shares, Granted														150,000	590,000		1,439,556	1,613,148
Weighted-Average Exercise Price, Granted														$ 1.24	$ 0.75		$ 1.00	$ 1.44
Employment Contracts [Member]
Shares Issue											66,666
Average closing price											$ 1.56			1.56
Stock-based compensation											$ 104,000
Vendor Agreement [Member]
Shares Issue											20,000
Average closing price											$ 2.01			2.01
Professional Fees											$ 40,000
Maximum [Member]
Price per share										3.75							3.75	3.75
Weighted-Average Exercise Price, Granted														3.75	3.00		3.75	3.75
Minimum [Member]
Price per share										0.75							0.75	0.75
Weighted-Average Exercise Price, Granted														$ 1.49	0.75		$ 0.75	$ 0.75
Warrant [Member]
Warrants, exercise price												$ 0.75			$ 0.75
Number of securities called by warrants												40,000			40,000
Warrants, fair value												$ 124,000			$ 124,000
Fair value of adjustmnet of warrants											41,000	$ 41,000
Warrants, vesting period												3 years
Warrants, intrinsic value											$ 2,944,984	$ 1,044,134		$ 2,944,984	$ 1,044,134
Warrants, outstanding											8,261,223	8,359,851		8,261,223	8,359,851
Warrant shares with an intrinsic value											$ 1,044,134			$ 1,044,134
Common stock shares											76,667	0
Common stock shares value											$ 114,000
Compensation for vested portion of options											0	$ 263,000
Compensation of unvested options											$ 896,000	$ 596,000
Weighted average remaining life											2 years 9 months 18 days	1 year 7 months 6 days
Number of Shares, Granted																	1,439,556	1,613,148
Weighted-Average Exercise Price, Granted																	$ 1.00	$ 1.44
Warrant [Member] | Maximum [Member]
Weighted-Average Exercise Price, Granted																	3.75	3.75
Warrant [Member] | Minimum [Member]
Weighted-Average Exercise Price, Granted																	$ 0.75	$ 0.75
CONVERSION OF CONVERTIBLE NOTE PAYABLES [Member]
Issuance of common stock																	746,069
Convertible note payables																	$ 1,750,000
Conversion price per share																	$ 2.15
Convertible Promissory Notes [Member]
Compensation expenses																		$ 209,000
Warrants, exercise price										$ 0.75								$ 0.75
Warrants, fair value										$ 209,000								$ 209,000
Warrants issued																		333,333
Convertible promissory note holder 3 [Member]
Common stock shares issued upon conversion of debt and equity															56,000
Conversion price per share													$ 3.75
Convertible promissory note elected to be converted															$ 200,000
Convertible promissory note holder 1 [Member]
Common stock shares issued upon conversion of debt and equity															387,223
Conversion price per share													3.00
Convertible promissory note elected to be converted															$ 1,000,000
Convertible promissory note holder 2 [Member]
Common stock shares issued upon conversion of debt and equity															56,000
Conversion price per share													$ 3.75
Convertible promissory note elected to be converted															$ 200,000
Note Holder [Member]
Warrants, exercise price										$ 3.75								$ 3.75
Warrants, fair value										$ 47,000								$ 47,000
Convertible promissory note, converted into common shares																		26,666
Interest expense																		$ 47,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized										5,000,000	5,000,000			5,000,000			5,000,000	5,000,000
Preferred stock, shares par value										$ 0.01	$ 0.01			$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued										720,000	720,000			720,000			720,000	720,000
Preferred stock, shares outstanding										720,000	720,000			720,000			720,000	720,000
Reverse Stock Split [Member]
Common stock, shares authorized																	600,000,000				600,000,000
Common stock, shares par value																	$ 0.001				$ 0.001
Preferred stock, shares authorized																	15,000,000				15,000,000
Preferred stock, shares par value																	$ 0.20				$ 0.20
Series B Convertible Preferred Stock [Member]
Conversion price per share			$ 4.20
Series C Convertible Preferred Stock [Member]
Conversion price per share			0.75
Series D Convertible Preferred Stock [Member]
Conversion price per share			$ 3.75
Board of Directors Chairman [Member] | Warrant [Member]
Warrants, exercise price											$ 1.24			$ 1.24
Number of securities called by warrants											150,000			150,000
Warrants, fair value											$ 98,000			$ 98,000
Vested Options [Member] | Warrant [Member]
Compensation expenses																	$ 3,176,000	$ 3,593,000
Series B Convertible Preferred Stocks [Member]
Price per share																	$ 4.20
Preferred stock, shares authorized										3,000,000	3,000,000			3,000,000			3,000,000	3,000,000
Common stock shares issued upon conversion of debt and equity			594,048
Shares issuable upon conversion of stock																	594,048
Preferred stock, shares par value										$ 0.01	$ 0.01			$ 0.01			$ 0.01	$ 0.01
Common stock shares issued			594,048
Preferred stock, shares issued										2,495,000	0			0			0	2,495,000
Convertible preferred stock available at conversion			2,495,000
Preferred stock, shares outstanding										2,495,000	0			0			0	2,495,000
Series C Convertible Preferred Stocks [Member]
Price per share																	$ 0.074
Preferred stock, shares authorized										1,200,000	1,200,000			1,200,000			1,200,000	1,200,000
Common stock shares issued upon conversion of debt and equity			12,287,386
Shares issuable upon conversion of stock																	12,287,386
Preferred stock, shares par value										$ 0.01	$ 0.01			$ 0.01			$ 0.01	$ 0.01
Common stock shares issued			1,979,000
Preferred stock, shares issued										911,149	0			0			0	911,149
Convertible preferred stock available at conversion			911,149
Preferred stock, shares outstanding										911,149	0			0			0	911,149
Series D Convertible Preferred Stocks [Member]
Price per share																	$ 0.375
Preferred stock, shares authorized										2,500,000	2,500,000			2,500,000			2,500,000	2,500,000
Common stock shares issued upon conversion of debt and equity			5,277,334
Shares issuable upon conversion of stock																	5,277,334
Preferred stock, shares par value										$ 0.01	$ 0.01			$ 0.01			$ 0.01	$ 0.01
Common stock shares issued			18,158,768
Preferred stock, shares issued										1,979,000	0			0			0	1,979,000
Convertible preferred stock available at conversion			5,277,334
Preferred stock, shares outstanding										1,979,000	0			0			0	1,979,000
Series B Preferred Stock
Preferred stock, shares authorized																	3,000,000
Preferred stock, shares issued										2,495,000								2,495,000
Series C Preferred Stock
Preferred stock, shares authorized																	1,200,000
Preferred stock, shares issued										911,149								911,149
Series D Preferred Stock
Preferred stock, shares authorized																	2,500,000
Preferred stock, shares issued										1,979,000								1,979,000
Jeffrey Schwartz [Member]
Issuance of common stock		122,183
Warrants exercised	222,222	166,667
Closing price		$ 2.81
Robert Schwartz [Member]
Issuance of common stock	165,145
Warrants exercised	222,222
Closing price	$ 2.92
Fintech Patform Redeeem, LLC [Member]
Conversion price per share							$ 2.6715
Acquire of assets and liabilities							$ 2,600,000
cash							1,200,000
Specific liabilities							166,000
Acquire by common stock							1,200,000
Common stock , vested, value							$ 9,680,000
Common stock vested , shares							3,623,433
Stock payable to related party							$ 1,210,000
Unamortized deferred compensation balance unvested shares														3,186,606
Common stock shares issued and held in ESCROW					3,623,433
Investors [Member]
Price per share																	$ 1.95
Warrants, exercise price										$ 3.75								$ 3.75
Warrants, fair value										$ 539,000							$ 1,835,000	$ 539,000
Warrants issued															400,000		480,000	231,667
Expenses																	$ 413,000	$ 353,000
Investors [Member] | Maximum [Member]
Warrants, exercise price																	$ 1.95
Investors [Member] | Minimum [Member]
Warrants, exercise price																	0.75
Directors and consultants [Member] | Maximum [Member]
Warrants, exercise price																	3.75
Directors and consultants [Member] | Minimum [Member]
Warrants, exercise price																	$ 0.75
Directors and consultants [Member] | Warrant [Member]
Convertible note payables													$ 475,000
Compensation expenses															$ 7,000		$ 2,062,000
Warrants, fair value																	$ 2,491,000
Warrants issued															156,667		832,223
Compensation expenses related to vested warrants															$ 154,000
Compensation expenses related to unvested warrants															$ 143,000
2017 Equity Incentive Plan [Member]
Shares issuable upon conversion of stock				3,333,334
Public offering common stock and warrants				3,333,334				5,783,133									5,783,133
Aggregate gross proceeds from public offering								$ 24,000,000
Net proceeds of public offering								$ 20,702,000
Public offering price								$ 4.15
2021 Equity Incentive Plan [Member]
Number of shares authorized																				12,000,000
2021 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Executive Officers and Directors [Member]
Non-vested equity intrument other than options, outstanding											4,600,000			4,600,000
2021 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member]
Non-vested equity intrument other than options, outstanding											1,500,000			1,500,000
ISO's Awards [Member] | Certain Employees [Member]
Shares issuable upon conversion of stock											76,667			76,667
Compensation expenses											$ 0	$ 263,000
Compensation expenses related to unvested warrants											896,000	$ 596,000
Shares issuable upon conversion of stock, value											114,000
Compensation relating to vested portion of options											$ 106,000
Compensation expenses related to unvested warrants weighted average remaining term												1 year 7 months 6 days
ISO's Awards [Member] | Maximum [Member] | Certain Employees [Member]
Price per share											$ 3.75			$ 3.75
ISO's Awards [Member] | Minimum [Member] | Certain Employees [Member]
Price per share											$ 1.49			$ 1.49
ISO's Awards [Member] | Employees and Directors [Member]
Number of Shares, Granted																		568,333
Share-based compensation expense																		$ 135,000
Share-based compensation expense, reversal																		71,000
Stock options granted, fair value										$ 1,300,000								$ 1,300,000
ISO's Awards [Member] | Employees and Directors [Member] | Maximum [Member]
Weighted-Average Exercise Price, Granted																		$ 3.75
ISO's Awards [Member] | Employees and Directors [Member] | Minimum [Member]
Weighted-Average Exercise Price, Granted																		$ 0.75
ISO's Awards [Member] | Vested Options [Member]
Compensation expenses																	$ 881,000	$ 671,000
Unrecognized share-based compensation																	$ 633,000	$ 1,753,000